Stock-based Compensation - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2017 Stock Incentive Plan
Stock-based Compensation
Stock based compensation expense	$ 2,084	$ 993	$ 192
Unrecognized compensation expense related to non-vested portion of awards	$ 6,599
Weighted average period for recognition of unrecognized compensation expense	2 years 9 months 15 days
2017 Stock Incentive Plan | Research and development
Stock-based Compensation
Stock based compensation expense	$ 775	343	68
2017 Stock Incentive Plan | Selling, general and administrative
Stock-based Compensation
Stock based compensation expense	1,309	650	124
LLC Incentive Plan
Stock-based Compensation
Stock based compensation expense	194	175	106
LLC Incentive Plan | Research and development
Stock-based Compensation
Stock based compensation expense	152	163	76
LLC Incentive Plan | General and administrative
Stock-based Compensation
Stock based compensation expense	42	12	30
Nonemployees | 2017 Stock Incentive Plan
Stock-based Compensation
Stock based compensation expense	225	716	153
Employees And Directors | 2017 Stock Incentive Plan
Stock-based Compensation
Stock based compensation expense	$ 1,859	$ 277	$ 39